Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Earnings Per Share
Schedule of calculation of basic and diluted net income (loss) per share

	Three months ended September 30,
	2013	2014
Basic net loss per share:
Numerator:
Net Loss	$(44)	$(4,875)
Less: Preferred dividend rights attributable to participating securities	(781)	—
Net loss attributable to common stockholders	$(825)	$(4,875)

Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders:
Basic (in thousands)	31,988	49,566
Weighted-average effect of potentially dilutive shares:
Employee stock options and restricted stock units (in thousands)	—	—
Diluted (in thousands)	31,988	49,566

Net loss per share attributable to common stockholders, basic and diluted	$(0.03)	$(0.10)

	Year ended June 30,
	2012	2013	2014
Basic net income (loss) per share:
Numerator:
Net Income (Loss)	$1,688	$617	$(7,110)
Less: Preferred dividend rights attributable to participating securities	(690)	(2,908)	(2,282)
Net income (loss) attributable to common stockholders	$998	$(2,291)	$(9,392)

Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders:
Basic (in thousands)	43,873	31,988	36,707
Weighted-average effect of potentially dilutive shares:
Employee stock options (in thousands)	444	—	—
Diluted (in thousands)	44,317	31,988	36,707
Net income (loss) per share attributable to common stockholders:
Basic	$0.02	$(0.07)	$(0.26)
Diluted	$0.02	$(0.07)	$(0.26)

Summary of outstanding employee stock options and restricted stock units, and redeemable convertible preferred stock excluded from the diluted per share calculation because to include them would have been anti-dilutive

	Three months ended September 30,
	2013	2014

Redeemable convertible preferred stock	11,933	—
Restricted stock units	—	480
Employee stock purchase plan shares	—	27
Employee stock options	2,376	4,600
Total	14,309	5,107

	Year ended June 30, 2014
	2012	2013	2014

Redeemable convertible preferred stock	—	11,933	—
Restricted stock units	—	—	102
Employee stock options	—	1,859	4,388
Total	—	13,792	4,490